Annual Fund Operating Expenses	Dec. 31, 2024
T-REX 2X LONG BITCOIN DAILY TARGET ETF | T-REX 2X LONG BITCOIN DAILY TARGET ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%	[1]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.95%	[2]
T-REX 2X INVERSE BITCOIN DAILY TARGET ETF | T-REX 2X INVERSE BITCOIN DAILY TARGET ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%	[3]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.95%	[4]
T-Rex 2X Long Ether Daily Target ETF | T-Rex 2X Long Ether Daily Target ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%	[5]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.95%	[6]
T-Rex 2X Inverse Ether Daily Target ETF | T-Rex 2X Inverse Ether Daily Target ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%	[7]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.95%	[8]

[1]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (“Tuttle” or the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Fund will invest a portion of its assets in T-Rex 2X Long Bitcoin Daily Target (Cayman) Portfolio S.P., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “T-Rex 2X Long Bitcoin Subsidiary”). The T-Rex 2X Long Bitcoin Subsidiary has entered into a separate investment advisory agreement with the Adviser for the management of the T-Rex 2X Long Bitcoin Subsidiary’s assets, and for the payment and/or reimbursement of the T-Rex 2X Long Bitcoin Subsidiary’s expenses to the same extent as such expenses are paid or reimbursed to the Fund, pursuant to which the T-Rex 2X Long Bitcoin Subsidiary pays the Adviser a management fee at the same rate that the Fund pays the Adviser for services provided to the Fund (the “Subsidiary Management Agreement”). The Adviser is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser under the Subsidiary Management Agreement. This waiver will remain in effect for as long as the Subsidiary Management Agreement is in place.
[2]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.201% for the fiscal period ending December 31, 2025.
[3]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (“Tuttle” or the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Fund will invest a portion of its assets in T-Rex 2X Inverse Bitcoin Daily Target (Cayman) Portfolio S.P., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “T-Rex 2X Inverse Bitcoin Subsidiary”). The T-Rex 2X Inverse Bitcoin Subsidiary has entered into a separate investment advisory agreement with the Adviser for the management of the T-Rex 2X Inverse Bitcoin Subsidiary’s assets, and for the payment and/or reimbursement of the T-Rex 2X Inverse Bitcoin Subsidiary’s expenses to the same extent as such expenses are paid or reimbursed to the Fund, pursuant to which the T-Rex 2X Inverse Bitcoin Subsidiary pays the Adviser a management fee at the same rate that the Fund pays the Adviser for services provided to the Fund (the “Subsidiary Management Agreement”). The Adviser is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser under the Subsidiary Management Agreement. This waiver will remain in effect for as long as the Subsidiary Management Agreement is in place.
[4]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.201% for the fiscal period ending December 31, 2025 .
[5]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (“Tuttle” or the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Fund will invest a portion of its assets in T-Rex 2X Long Ether Daily Target (Cayman) Portfolio S.P., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “T-Rex 2X Long Ether Subsidiary”). The T-Rex 2X Long Ether Subsidiary has entered into a separate investment advisory agreement with the Adviser for the management of the T-Rex 2X Long Ether Subsidiary’s assets, and for the payment and/or reimbursement of the T-Rex 2X Long Ether Subsidiary’s expenses to the same extent as such expenses are paid or reimbursed to the Fund, pursuant to which the T-Rex 2X Long Ether Subsidiary pays the Adviser a management fee at the same rate that the Fund pays the Adviser for services provided to the Fund (the “Subsidiary Management Agreement”). The Adviser is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser under the Subsidiary Management Agreement. This waiver will remain in effect for as long as the Subsidiary Management Agreement is in place.
[6]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.201% for the fiscal period ending December 31, 2025.
[7]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (“Tuttle” or the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Fund will invest a portion of its assets in T-Rex 2X Inverse Ether Daily Target (Cayman) Portfolio S.P., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “T-Rex 2X Inverse Ether Subsidiary”). The T-Rex 2X Inverse Ether Subsidiary has entered into a separate investment advisory agreement with the Adviser for the management of the T-Rex 2X Inverse Ether Subsidiary’s assets, and for the payment and/or reimbursement of the T-Rex 2X Inverse Ether Subsidiary’s expenses to the same extent as such expenses are paid or reimbursed to the Fund, pursuant to which the T-Rex 2X Inverse Ether Subsidiary pays the Adviser a management fee at the same rate that the Fund pays the Adviser for services provided to the Fund (the “Subsidiary Management Agreement”). The Adviser is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser under the Subsidiary Management Agreement. This waiver will remain in effect for as long as the Subsidiary Management Agreement is in place.
[8]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.201% for the fiscal period ending December 31, 2025.